Financial Instruments Risks - Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
LCR	271.00%	348.00%
Bottom of range [member]
Statement [Line Items]
LCR	151.00%	223.00%
Weighted average [member]
Statement [Line Items]
LCR	246.00%	278.00%
Top of range [member]
Statement [Line Items]
LCR	433.00%	348.00%